SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 17:-        SUBSEQUENT EVENT

a.
On August 22, 2013, the shareholders of the Company approved a resolution to amend the Company's Memorandum of Association and Articles of Association to effect a 1:4.250002 share consolidation of the Ordinary Shares of the Company.

All amounts of shares and per shares have been retroactively amended to give effect to the reverse stock split.

b.
On September 12, 2013, the Company's ordinary shares were approved for listing on the NASDAQ Capital Market and began trading on the NASDAQ Capital Market under the ticker symbol 'SPCB' on September 17.